Related Parties - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Compensation Of Key Management Personnel [abstract]
Short-term employee benefits	$ 65	$ 69
Post-employment benefits	5	5
Share-based payments	57	57
Termination benefits
Other long-term benefits	2	3
Total	$ 129	$ 134